HEARTLAND MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.6%)
Automobiles (1.1%)
Thor Industries, Inc.	62,216	$4,970,436

Banks (2.5%)
PNC Financial Services Group, Inc.	28,869	6,007,350
Texas Capital Bancshares, Inc.(a)	56,381	5,349,430
		11,356,780
Building Products (2.9%)
A.O. Smith Corp.	127,322	8,395,613
Carlisle Cos., Inc.	15,238	5,083,701
		13,479,314
Capital Markets (3.9%)
MarketAxess Holdings, Inc.	45,682	7,536,616
Northern Trust Corp.	42,378	5,914,698
Raymond James Financial, Inc.	31,980	4,630,384
		18,081,698
Chemicals (1.4%)
PPG Industries, Inc.	61,295	6,551,210

Commercial Services & Supplies (1.0%)
MSA Safety, Inc.	28,397	4,655,688

Consumer Staples Distribution & Retail (2.2%)
Sysco Corp.	142,053	10,132,641

Containers & Packaging (3.3%)
Ball Corp.	128,700	7,607,457
Packaging Corp. of America	35,711	7,578,588
		15,186,045
Diversified Consumer Services (0.5%)
Grand Canyon Education, Inc.(a)	12,828	2,181,145

Electric Utilities (8.5%)
Exelon Corp.	363,489	17,818,231
FirstEnergy Corp.	255,575	12,947,429
Xcel Energy, Inc.	106,393	8,451,860
		39,217,520
Electrical Equipment (1.3%)
Hubbell, Inc.	11,747	5,764,723

Electronic Equipment, Instruments & Components (7.5%)
Keysight Technologies, Inc.(a)	39,810	11,241,150
TE Connectivity PLC	11,845	2,475,842
Teledyne Technologies, Inc.(a)	34,092	20,626,001
		34,342,993

	SHARES	VALUE
Energy Equipment & Services (4.4%)
NOV, Inc.	724,844	$13,634,316
SLB, Ltd.	126,032	6,476,784
		20,111,100
Financial Services (0.7%)
Fidelity National Information Services, Inc.	72,278	3,390,561

Food Products (4.9%)
Hershey Co.	72,617	15,096,348
Ingredion, Inc.	64,829	7,303,635
		22,399,983
Ground Transportation (3.1%)
JB Hunt Transport Services, Inc.	67,915	14,391,189

Health Care Equipment & Supplies (5.0%)
Becton Dickinson & Co.	87,507	13,758,726
The Cooper Companies, Inc.(a)	132,293	9,458,949
		23,217,675
Health Care Providers & Services (3.8%)
Centene Corp.(a)	123,026	4,027,871
Humana, Inc.	18,623	3,229,042
Molina Healthcare, Inc.(a)	38,119	5,081,263
Quest Diagnostics, Inc.	26,823	5,256,771
		17,594,947
Hotels, Restaurants & Leisure (2.1%)
Aramark	155,799	6,316,092
Vail Resorts, Inc.	26,754	3,433,073
		9,749,165
Household Durables (3.1%)
DR Horton, Inc.	71,510	9,812,602
Mohawk Industries, Inc.(a)	46,358	4,564,409
		14,377,011
Insurance (5.4%)
Arch Capital Group, Ltd.(a)	101,453	9,738,474
Everest Group, Ltd.	23,326	7,624,103
Old Republic International Corp.	92,599	3,694,700
Willis Towers Watson PLC	13,482	3,919,217
		24,976,494
Life Sciences Tools & Services (0.6%)
Waters Corp.(a)	8,883	2,645,357

Machinery (3.9%)
Donaldson Co., Inc.	95,616	8,114,930
Lincoln Electric Holdings, Inc.	22,006	5,481,254
Middleby Corp.(a)	31,744	4,208,620
		17,804,804
Marine Transportation (1.3%)
Kirby Corp.(a)	43,366	5,762,474

Metals & Mining (1.6%)
Nucor Corp.	44,013	7,442,598

	SHARES	VALUE
Multi-Utilities (1.0%)
WEC Energy Group, Inc.	41,464	$4,800,287

Oil, Gas & Consumable Fuels (5.9%)
EOG Resources, Inc.	124,168	17,950,968
Kinder Morgan, Inc.	275,270	9,229,803
		27,180,771
Passenger Airlines (1.3%)
Southwest Airlines Co.	156,064	5,863,324

Pharmaceuticals (0.3%)
Perrigo Co. PLC	144,582	1,552,811

Professional Services (2.1%)
Leidos Holdings, Inc.	38,208	5,942,108
Robert Half, Inc.	153,205	3,891,407
		9,833,515
Residential REITs (2.0%)
Camden Property Trust	91,866	8,971,634

Semiconductors & Semiconductor Equipment (2.2%)
Lam Research Corp.	8,419	1,798,804
ON Semiconductor Corp.(a)	137,250	8,498,520
		10,297,324
Specialized REITs (3.7%)
Public Storage	61,939	16,778,036

Specialty Retail (2.0%)
Murphy USA, Inc.	18,584	9,179,938

Trading Companies & Distributors (3.1%)
Watsco, Inc.	39,135	14,236,922

TOTAL COMMON STOCKS
(Cost $401,017,234)		$458,478,113

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.4%)
JPM Chase (New York)(b)	2.99%	$1,957,457	$1,957,457

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,957,457)			$1,957,457

TOTAL INVESTMENTS - (100.0%)
(Cost $402,974,691)			$460,435,570
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(c)			(126,656)
TOTAL NET ASSETS - (100.0%)			$460,308,914

VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.4%)
Aerospace & Defense (0.6%)
Hexcel Corp.	20,000	$1,618,600

Automobile Components (2.3%)
Phinia, Inc.	100,000	6,844,000

Automobiles (1.1%)
Thor Industries, Inc.	40,000	3,195,600

Banks (16.0%)
Associated Banc-Corp	345,000	8,921,700
FB Financial Corp.	175,000	9,089,500
FNB Corp.	550,000	9,196,000
Glacier Bancorp, Inc.	100,000	4,467,000
Renasant Corp.	175,000	6,322,750
Seacoast Banking Corp. of Florida	300,000	9,087,000
		47,083,950
Beverages (1.4%)
Primo Brands Corp. (Class A)	225,000	4,236,750

Building Products (2.9%)
Builders FirstSource, Inc.(a)	50,000	4,116,500
Hayward Holdings, Inc.(a)	325,000	4,348,500
		8,465,000
Capital Markets (3.1%)
Stifel Financial Corp.	125,000	9,240,000

Chemicals (2.7%)
Quaker Chemical Corp.	35,000	4,348,050
Sensient Technologies Corp.	40,000	3,457,600
		7,805,650
Commercial Services & Supplies (2.1%)
Brady Corp. (Class A)	75,000	6,093,000

Construction & Engineering (1.9%)
Granite Construction, Inc.	47,500	5,694,300

Consumer Finance (2.4%)
FirstCash Holdings, Inc.	37,500	7,050,000

Consumer Staples Distribution & Retail (1.0%)
BJ’s Wholesale Club Holdings, Inc.(a)	30,000	2,952,600

Electrical Equipment (1.3%)
Generac Holdings, Inc.(a)	20,000	3,906,600

Electronic Equipment, Instruments & Components (4.9%)
CTS Corp.	125,000	5,970,000
Littelfuse, Inc.	25,000	8,483,750
		14,453,750

	SHARES	VALUE
Energy Equipment & Services (3.1%)
Innovex International, Inc.(a)	100,000	$2,439,000
NOV, Inc.	350,000	6,583,500
		9,022,500
Gas Utilities (2.2%)
ONE Gas, Inc.	75,000	6,459,750

Health Care Equipment & Supplies (6.4%)
Envista Holdings Corp.(a)	375,000	9,513,750
Integer Holdings Corp.(a)	40,000	3,520,000
The Cooper Companies, Inc.(a)	80,000	5,720,000
		18,753,750
Hotels, Restaurants & Leisure (1.5%)
Wyndham Hotels & Resorts, Inc.	55,000	4,467,650

Household Durables (1.7%)
Century Communities, Inc.	85,000	4,877,300

Industrial REITs (2.5%)
EastGroup Properties, Inc.	40,000	7,403,600

Insurance (2.1%)
The Hanover Insurance Group, Inc.	35,000	6,067,250

Leisure Products (1.1%)
Acushnet Holdings Corp.	35,000	3,271,800

Life Sciences Tools & Services (0.6%)
ICON PLC(a)	15,000	1,659,900

Machinery (4.5%)
Enerpac Tool Group Corp. (Class A)	100,000	3,647,000
Gates Industrial Corp. PLC(a)	300,000	6,783,000
IDEX Corp.	15,000	2,843,250
		13,273,250
Metals & Mining (3.1%)
Centerra Gold, Inc.	150,000	2,668,500
Materion Corp.	45,000	6,509,250
		9,177,750
Multi-Utilities (1.6%)
Algonquin Power & Utilities Corp.	225,000	1,381,500
Northwestern Energy Group, Inc.	50,000	3,297,000
		4,678,500
Oil, Gas & Consumable Fuels (5.7%)
Magnolia Oil & Gas Corp. (Class A)	215,000	6,787,550
Matador Resources Co.	100,000	6,318,000
Viper Energy, Inc.	75,000	3,524,250
		16,629,800

	SHARES	VALUE
Pharmaceuticals (4.5%)
Prestige Consumer Healthcare, Inc.(a)	60,000	$3,556,200
Royalty Pharma PLC (Class A)	200,000	9,594,000
		13,150,200
Residential REITs (2.3%)
Camden Property Trust	70,000	6,836,200

Semiconductors & Semiconductor Equipment (4.8%)
Lattice Semiconductor Corp.(a)	60,000	5,565,600
Semtech Corp.(a)	52,500	4,036,725
Silicon Motion Technology Corp. (ADR)	40,000	4,491,600
		14,093,925
Software (0.5%)
Tyler Technologies, Inc.(a)	4,250	1,455,115

Specialized REITs (3.0%)
Lamar Advertising Co. (Class A)	70,000	8,866,200

Specialty Retail (1.3%)
Academy Sports & Outdoors, Inc.	70,000	3,951,500

Textiles, Apparel & Luxury Goods (1.3%)
Columbia Sportswear Co.	70,000	3,836,700

Trading Companies & Distributors (1.9%)
WESCO International, Inc.	20,000	5,472,400

TOTAL COMMON STOCKS
(Cost $243,354,523)		$292,044,840

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
JPM Chase (New York)(b)	2.99%	$776,017	$776,017

TOTAL SHORT-TERM INVESTMENTS
(Cost $776,017)			$776,017

TOTAL INVESTMENTS - (99.7%)
(Cost $244,130,540)			$292,820,857
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			930,934
TOTAL NET ASSETS - (100.0%)			$293,751,791

VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.2%)
Aerospace & Defense (1.0%)
Hexcel Corp.	125,000	$10,116,250

Automobile Components (1.9%)
Linamar Corp. (CAD)(d)	140,000	8,672,130
Phinia, Inc.	150,000	10,266,000
		18,938,130
Automobiles (0.5%)
Thor Industries, Inc.	60,000	4,793,400

Banks (13.8%)
Associated Banc-Corp	400,000	10,344,000
Bank of Marin Bancorp	250,000	6,407,500
Capital City Bank Group, Inc.	500,000	21,730,000
Community Trust Bancorp, Inc.	150,000	9,108,000
Customers Bancorp, Inc.(a)	150,000	10,411,500
First Internet Bancorp	240,000	4,891,200
Glacier Bancorp, Inc.	200,000	8,934,000
Heritage Financial Corp.	275,000	7,150,000
Nicolet Bankshares, Inc.	55,758	8,286,754
Seacoast Banking Corp. of Florida	300,000	9,087,000
Texas Capital Bancshares, Inc.(a)	275,000	26,092,000
TriCo Bancshares	250,000	11,885,000
		134,326,954
Beverages (0.9%)
Primo Brands Corp. (Class A)	450,000	8,473,500

Chemicals (1.1%)
Quaker Chemical Corp.	85,000	10,559,550

Commercial Services & Supplies (0.8%)
Birchtech Corp.(a)	1,000,000	1,900,000
Perma-Fix Environmental Services, Inc.(a)	400,000	4,276,000
Quad/Graphics, Inc. (Class A)	300,000	1,983,000
		8,159,000
Communications Equipment (2.0%)
ADTRAN Holdings, Inc.(a)	750,000	9,435,000
AudioCodes, Ltd.	651,584	5,479,821
Lantronix, Inc.(a)	900,000	4,716,000
		19,630,821
Construction & Engineering (2.5%)
NWPX Infrastructure, Inc.(a)	200,000	15,572,000
Primoris Services Corp.	60,000	8,582,400
		24,154,400

	SHARES	VALUE
Construction Materials (0.5%)
Knife River Corp.(a)	60,000	$4,899,000

Consumer Finance (4.0%)
Encore Capital Group, Inc.(a)	300,000	21,036,000
Ezcorp, Inc. (Class A)(a)	700,000	17,766,000
		38,802,000
Consumer Staples Distribution & Retail (0.2%)
Grocery Outlet Holding Corp.(a)	300,000	2,115,000

Containers & Packaging (0.6%)
Sonoco Products Co.	100,000	5,409,000

Diversified Consumer Services (2.5%)
Carriage Services, Inc.	207,300	9,465,318
Lincoln Educational Services Corp.(a)	357,265	14,533,540
		23,998,858
Diversified REITs (0.6%)
Alpine Income Property Trust, Inc.	321,920	5,794,560

Electrical Equipment (1.3%)
Sensata Technologies Holding PLC	175,000	6,163,500
Shoals Technologies Group, Inc. (Class A)(a)	1,054,175	6,936,472
		13,099,972
Electronic Equipment, Instruments & Components (1.1%)
Benchmark Electronics, Inc.	100,000	5,606,000
Sanmina Corp.(a)	40,000	5,185,600
		10,791,600
Energy Equipment & Services (1.3%)
Core Laboratories, Inc.	150,000	2,518,500
Innovex International, Inc.(a)	300,000	7,317,000
TETRA Technologies, Inc.(a)	300,000	2,556,000
		12,391,500
Entertainment (0.8%)
DoubleDown Interactive Co., Ltd. (ADR)(a)	400,000	3,380,000
Marcus Corp. (Class A)	255,000	4,378,350
		7,758,350
Financial Services (3.5%)
Cass Information Systems, Inc.	345,682	15,216,922
EVERTEC, Inc.	250,000	7,055,000
MGIC Investment Corp.	450,000	11,812,500
		34,084,422
Food Products (2.9%)
Calavo Growers, Inc.	400,000	10,316,000
John B Sanfilippo & Son, Inc.	70,000	5,553,100
Seaboard Corp.	1,000	5,654,020
SunOpta, Inc.(a)	1,000,000	6,480,000
		28,003,120

	SHARES	VALUE
Ground Transportation (2.3%)
ArcBest Corp.	110,000	$10,819,600
Lyft, Inc. (Class A)(a)	500,000	6,650,000
Marten Transport, Ltd.	350,000	4,595,500
		22,065,100
Health Care Equipment & Supplies (6.1%)
DENTSPLY SIRONA, Inc.	600,000	6,960,000
Haemonetics Corp.(a)	85,000	4,790,600
Integer Holdings Corp.(a)	175,000	15,400,000
Neogen Corp.(a)	1,000,000	9,290,000
Teleflex, Inc.	191,073	22,854,242
		59,294,842
Health Care Providers & Services (2.1%)
Henry Schein, Inc.(a)	120,000	8,844,000
InfuSystem Holdings, Inc.(a)	510,000	4,707,300
National Research Corp.	237,147	4,026,756
Park Dental Partners, Inc.(a)	189,539	3,180,464
		20,758,520
Health Care REITs (1.4%)
Chiron Real Estate, Inc.	400,000	13,232,000

Hotels, Restaurants & Leisure (1.2%)
Choice Hotels International, Inc.	55,000	5,692,500
Papa John’s International, Inc.	175,000	5,671,750
		11,364,250
Household Durables (2.6%)
Century Communities, Inc.	275,000	15,779,500
Mohawk Industries, Inc.(a)	100,000	9,846,000
		25,625,500
Industrial REITs (0.9%)
LXP Industrial Trust	200,000	9,252,000

Insurance (2.2%)
International General Insurance Holdings, Ltd.	300,000	7,267,500
Stewart Information Services Corp.	125,000	7,697,500
Tiptree, Inc.	400,000	6,768,000
		21,733,000
Interactive Media & Services (0.6%)
QuinStreet, Inc.(a)	500,000	6,005,000

Machinery (3.2%)
Astec Industries, Inc.	175,000	9,422,000
Columbus McKinnon Corp.	500,000	7,265,000
Gates Industrial Corp. PLC(a)	400,000	9,044,000
Miller Industries, Inc.	120,000	5,466,000
		31,197,000
Metals & Mining (6.3%)
Centerra Gold, Inc.	1,800,000	32,022,000
Eldorado Gold Corp.	600,000	20,598,000
Major Drilling Group International, Inc. (CAD)(a)(d)	750,000	8,637,050
		61,257,050

	SHARES	VALUE
Multi-Utilities (1.5%)
Algonquin Power & Utilities Corp.	1,150,000	$7,061,000
Unitil Corp.	150,000	7,836,000
		14,897,000
Oil, Gas & Consumable Fuels (4.9%)
Advantage Energy, Ltd. (CAD)(a)(d)	1,700,000	13,723,672
Magnolia Oil & Gas Corp. (Class A)	400,000	12,628,000
Viper Energy, Inc.	450,000	21,145,500
		47,497,172
Passenger Airlines (1.4%)
Allegiant Travel Co.(a)	165,000	13,371,600

Personal Care Products (0.1%)
Synergy CHC Corp.(a)	550,000	709,500

Professional Services (1.3%)
Barrett Business Services, Inc.	450,000	13,131,000

Real Estate Management & Development (1.0%)
Forestar Group, Inc.(a)	400,000	9,776,000

Residential REITs (1.5%)
BSR Real Estate Investment Trust (CAD)(d)	1,300,000	14,335,418

Retail REITs (1.1%)
Getty Realty Corp.	350,000	11,130,000

Semiconductors & Semiconductor Equipment (4.4%)
Ichor Holdings, Ltd.(a)	200,000	9,322,000
Photronics, Inc.(a)	300,000	12,123,000
Silicon Motion Technology Corp. (ADR)	190,000	21,335,100
		42,780,100
Software (1.1%)
I3 Verticals, Inc. (Class A)(a)	500,000	11,180,000

Specialized REITs (0.8%)
National Storage Affiliates Trust	200,000	7,548,000

Specialty Retail (2.1%)
Academy Sports & Outdoors, Inc.	175,000	9,878,750
RH(a)	35,000	4,893,700
Sonic Automotive, Inc. (Class A)	85,000	5,828,450
		20,600,900
Textiles, Apparel & Luxury Goods (1.6%)
Columbia Sportswear Co.	160,000	8,769,600
Oxford Industries, Inc.	168,613	6,493,287
		15,262,887

	SHARES	VALUE
Trading Companies & Distributors (1.9%)
BlueLinx Holdings, Inc.(a)	92,075	$4,988,623
Custom Truck One Source, Inc.(a)	1,000,000	6,570,000
DNOW, Inc.(a)	550,000	6,550,500
		18,109,123
Water Utilities (1.8%)
Consolidated Water Co., Ltd.	225,000	7,452,000
Global Water Resources, Inc.	450,000	3,415,500
Pure Cycle Corp.(a)	627,264	6,310,276
		17,177,776
TOTAL COMMON STOCKS
(Cost $691,162,506)		$965,590,125

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.7%)
Time Deposits (0.7%)
JPM Chase (New York)(b)	2.99%	$6,968,008	$6,968,008

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,968,008)			$6,968,008

TOTAL INVESTMENTS - (99.9%)
(Cost $698,130,514)			$972,558,133
OTHER ASSETS AND LIABILITIES, NET - (0.1%)(c)			608,343
TOTAL NET ASSETS - (100.0%)			$973,166,476

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2026.
(c)	Less than 0.005%.
(d)	Traded in a foreign country.

Common Abbreviations:
ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:
CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

Notes to schedules of investments

March 31, 2026 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”), or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE, that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to the oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of March 31, 2026, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of March 31, 2026, the Funds did not hold any restricted securities.

(g)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The Funds may participate in a variety of liquidity programs offered by ReFlow Fund, LLC. These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.

(i)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(j)	The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Disclosure Committee, appointed by the Advisor, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

●	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

●	Level 3 - Significant unobservable prices or inputs (includes the Advisor’s own assumptions, as the Board’s valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:

MID CAP VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$458,478,113	$–	$–	$458,478,113
Short-Term Investments	1,957,457	–	–	1,957,457
Total	$460,435,570	$–	$–	$460,435,570

VALUE PLUS FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$292,044,840	$–	$–	$292,044,840
Short-Term Investments	776,017	–	–	776,017
Total	$292,820,857	$–	$–	$292,820,857

VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$965,590,125	$–	$–	$965,590,125
Short-Term Investments	6,968,008	–	–	6,968,008
Total	$972,558,133	$–	$–	$972,558,133

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three-month period ended March 31, 2026, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each Fund currently qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. As of March 31, 2026, the Funds did not hold any options contracts.